Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for doubtful accounts	$ 9,542	$ 8,984	$ 7,957
Current deferred financing costs	5,293	4,823
Accumulated amortization		19,455	14,764
Noncurrent deferred financing costs	$ 27,233	$ 23,211	$ 32,725
Shares held in treasury	216,088	104,836	0
Series AA Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, cumulative dividends	$ 63.80	$ 63.80	$ 63.80
Preferred stock, shares authorized	5,720	5,720	5,720
Preferred stock, shares issued	5,720	5,720	5,720
Preferred stock, shares outstanding	5,720	5,720	5,720
Common Class A [Member]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	362,500,000	362,500,000	362,500,000
Common stock, shares issued	82,648,355	82,188,372	80,933,071
Common stock, shares outstanding	82,432,267	82,083,536	80,933,071
Common Class B [Member]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	37,500,000	37,500,000	37,500,000
Common stock, shares issued	14,610,365	14,610,365	14,610,365
Common stock, shares outstanding	14,610,365	14,610,365	14,610,365
LAMAR MEDIA CORP [Member]
Allowance for doubtful accounts	$ 9,542	$ 8,984	$ 7,957
Current deferred financing costs	5,293	4,823
Accumulated amortization		10,167	5,476
Noncurrent deferred financing costs	$ 27,233	$ 21,257	$ 30,771
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	3,000	3,000	3,000
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100